Share-based compensation - Changes in stock options (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options outstanding, beginning of period (in shares) | shares	198,221	262,535
Number of stock options granted (in shares) | shares	7,410	21,900
Number of stock options exercised (in shares) | shares	(2,700)	(83,114)
Number of stock options cancelled (in shares) | shares	(2,300)	(3,100)
Number of stock options outstanding, end of period (in shares) | shares	200,631	198,221
Weighted average exercise price of stock options outstanding, beginning of period (in usd per option) | $ / shares	$ 48.55	$ 45.09
Weighted average exercise price of stock options granted (in usd per option) | $ / shares	57.60	54.65
Weighted average exercise price (in usd per option) | $ / shares	31.73	38.89
Weighted average exercise price of stock options cancelled (in usd per option) | $ / shares	52.31	57.26
Weighted average exercise price of stock options outstanding, end of period (in usd per option) | $ / shares	$ 49.07	$ 48.55